Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	14 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Cohen & Steers Real Estate Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Fund NAV
Cohen & Steers Natural Resources Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Fund NAV
Cohen & Steers Preferred and Income Opportunities Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Fund NAV
Without Sales Load [Member] | Cohen & Steers Real Estate Active ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		5.36%	6.92%
Without Sales Load [Member] | Cohen & Steers Infrastructure Opportunities Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.66%
Without Sales Load [Member] | Cohen & Steers Natural Resources Active ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		54.96%	45.70%
Without Sales Load [Member] | Cohen & Steers Preferred and Income Opportunities Active ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		7.82%	6.95%
Without Sales Load [Member] | Cohen & Steers Short Duration Preferred and Income Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.57%
Cohen & Steers Real Estate Active ETF | FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE Nareit All Equity REITs Index
Average Annual Return, Percent		3.28%	4.64%
Cohen & Steers Infrastructure Opportunities Active ETF | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent	(2.86%)
Cohen & Steers Natural Resources Active ETF | S&P Global Natural Resources Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global Natural Resources Index - net
Average Annual Return, Percent		44.22%	38.61%
Cohen & Steers Preferred and Income Opportunities Active ETF | ICE Large Cap Capital Securities Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE Large Cap Capital Securities Index (USD Hedged)
Average Annual Return, Percent		6.39%	5.68%
Cohen & Steers Short Duration Preferred and Income Active ETF | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	(0.10%)
Cohen & Steers Real Estate Active ETF | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent		17.80%	8.43%
Cohen & Steers Infrastructure Opportunities Active ETF | FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return, Percent	9.11%
Cohen & Steers Natural Resources Active ETF | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index - net
Average Annual Return, Percent		18.90%	11.29%
Cohen & Steers Preferred and Income Opportunities Active ETF | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent		5.47%	4.68%
Cohen & Steers Short Duration Preferred and Income Active ETF | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	0.78%
Cohen & Steers Short Duration Preferred and Income Active ETF | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	0.43%